Subsequent Events - Additional Information (Detail) - Founder Shares [Member]			12 Months Ended
	Feb. 02, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Stock split effected	0.012	0.012	0.012
Founder shares issued	6,900,000	6,900,000	6,900,000
Founder shares outstanding	6,900,000	6,900,000	6,900,000